APPENDIX I
SEC 2393 (9-97)



                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                        Washington	 D.C.  20549

                                FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.


1.   Name and address of issuer:

     PIMCO Funds:  Multi-Manager Series
     840 Newport Center Drive, Suite 300
     Newport Beach, CA  92660

2. [] The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
					or classes):

     Institutional, Administrative, Class A, Class B, Class C, and Class D Shares of the following funds:

     Equity Income Fund, Value Fund, Capital Appreciation Fund, Mid-Cap Growth Fund, and Renaissance Fund

     Institutional, Class A, Class B, Class C, and Class D Shares of the following fund:

     Innovation Fund

     Institutional, Administrative, Class A, Class B, and Class C Shares of the following funds:

     International Fund, Growth Fund, Target Fund, Opportunity Fund, 90/10 Portfolio, 60/40 Portfolio, 30/70 Portfolio, and Small-Cap Value Fund

     Institutional, Class A, Class B, and Class C Shares of the following funds:

     Balanced Fund and Value 25 Fund

     Institutional Class and Administrative Class Shares of the following funds:

     Micro-Cap Growth Fund, Small-Cap Growth Fund, Core Equity Fund, Mid-Cap Equity Fund, and Enhanced Equity Fund

     Institutional Class Shares of the following funds:

     International Growth Fund, Structured Emerging Markets Fund, and Tax-Efficient Structured Emerging Markets Fund

     Class A, Class B, and Class C Shares of the following fund

     Precious Metals Fund

     Administrative Class, Class A, Class B and Class C of the following funds:

     Tax-Efficient Equity Fund




3.    Investment Company Act File Number: 811-6161

      Securities Act File Number: 33-36528

4(a).  Last day of fiscal year for which this Form is filed:

       June 30,	1999

4(b). [] Check box if this Form is being filed late (i.e more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late interest must be paid on the registration fee due.


4(c). [] Check box if this is the last time the issuer will be filing this Form.


5.   Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during the
         fiscal year pursuant to section 24(f):
                                                         $10,166,565,857

    (ii) Aggregate price of securities redeemed or
         repurchased during the fiscal year:
                                                          $9,239,533,584

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending no
         earlier than October 11,1995 that were no
         previously used to reduce registration fees payable
         to the Commission:
                                                                      $0


   (iv) Total available redemption credits [add Items 5(ii)
        and 5(iii)]:                                     -$ 9,239,533,584

   (v)  Net Sales - if Item 5(i) is greater than Item 5 (iv)
        [subtract Item 5(iv) from Item 5(i)]:
                                                             $927,032,273

   (vi) Redemption credits available for use in future years
                                                                       $0
        ---If Item 5(i) is less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:



  (vii) Multiplier for determining registration fee (See
        Instruction C.9):
                                                              x    .000278

 (viii) Registration fee due [multiply Item 5(v) by Item
        5(vii)]  (enter ""0"" If no fee is due):"
                                                                  $257,715
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2] then report the amount of securities (number or shares or other
     units) deducted here:          . If there is a number
     of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
     the issuer in future fiscal years	 then state that number
     here:

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see instruction D):

                                                               +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                $257,715

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:           [x] Wire Transfer - 09/27/99
                                   [ ] Mail or other means

A copy of the First Amended and Restated agreement and Declaration of Trust of the PIMCO Funds: Multi-Manager Series (the "Trust") is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust as Trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Trust.

                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*


/s/ John P. Hardaway
John P. Hardaway	 Treasurer
Date 09/27/99

          *Please print the name and title of the signing officer below the signature.